Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.42%
Communication services: 12.30%
Entertainment: 1.18%
Activision Blizzard Incorporated	14,224	$ 1,171,631
Live Nation Entertainment Incorporated †	8,925	773,798
Roku Incorporated †	3,450	1,215,780
		3,161,209
Interactive media & services: 10.75%
Alphabet Incorporated Class A †	3,960	11,460,042
Alphabet Incorporated Class C †	2,440	7,098,545
Bumble Incorporated Class A †	5,635	307,108
Facebook Incorporated Class A †	14,746	5,594,337
Match Group Incorporated †	4,190	575,874
Pinterest Incorporated Class A †	1,838	102,138
Snap Incorporated Class A †	37,910	2,885,330
ZoomInfo Technologies Incorporated †	12,888	840,169
		28,863,543
Media: 0.37%
Discovery Incorporated Class A †	34,209	986,588
Consumer discretionary: 16.08%
Auto components: 0.39%
Lear Corporation	6,559	1,049,046
Diversified consumer services: 0.36%
Chegg Incorporated †	9,415	783,516
Mister Car Wash Incorporated †	9,444	181,230
		964,746
Hotels, restaurants & leisure: 1.77%
Airbnb Incorporated Class A †	13,017	2,017,505
Chipotle Mexican Grill Incorporated †	1,430	2,721,762
		4,739,267
Household durables: 1.00%
PulteGroup Incorporated	26,413	1,422,604
Whirlpool Corporation	5,681	1,258,512
		2,681,116
Internet & direct marketing retail: 6.14%
Amazon.com Incorporated †	4,749	16,482,782
Leisure products: 0.72%
The Brunswick Corporation	12,738	1,233,930
YETI Holdings Incorporated †	7,100	705,314
		1,939,244
Multiline retail: 0.68%
Target Corporation	7,451	1,840,248
Specialty retail: 3.27%
Five Below Incorporated †	3,635	773,564
See accompanying notes to portfolio of investments

Wells Fargo Diversified Large Cap Growth Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Specialty retail (continued)
Floor & Decor Holdings Incorporated Class A †	10,325	$ 1,273,073
O'Reilly Automotive Incorporated †	2,816	1,672,929
Petco Health & Wellness Company †	8,365	180,098
RH †	1,715	1,201,649
The Home Depot Incorporated	6,383	2,082,007
The TJX Companies Incorporated	21,800	1,585,296
		8,768,616
Textiles, apparel & luxury goods: 1.75%
Deckers Outdoor Corporation †	3,295	1,378,793
lululemon athletica Incorporated †	5,945	2,379,011
Nike Incorporated Class B	5,700	939,018
		4,696,822
Consumer staples: 0.88%
Food & staples retailing: 0.62%
Costco Wholesale Corporation	3,663	1,668,460
Personal products: 0.26%
The Estee Lauder Companies Incorporated Class A	2,002	681,661
Energy: 0.86%
Oil, gas & consumable fuels: 0.86%
Chevron Corporation	9,625	931,411
ConocoPhillips	24,801	1,377,200
		2,308,611
Financials: 7.55%
Banks: 1.19%
Citizens Financial Group Incorporated	30,924	1,354,162
JPMorgan Chase & Company	11,527	1,843,744
		3,197,906
Capital markets: 5.22%
BlackRock Incorporated	1,861	1,755,463
Evercore Partners Incorporated Class A	11,705	1,634,486
LPL Financial Holdings Incorporated	7,615	1,125,878
MarketAxess Holdings Incorporated	8,697	4,139,076
MSCI Incorporated	2,425	1,538,857
The Goldman Sachs Group Incorporated	4,258	1,760,726
Tradeweb Markets Incorporated Class A	23,395	2,035,599
		13,990,085
Insurance: 1.14%
Fidelity National Financial Incorporated	32,878	1,605,433
The Allstate Corporation	10,746	1,453,719
		3,059,152
Health care: 13.62%
Biotechnology: 2.84%
AbbVie Incorporated	8,910	1,076,150
Alnylam Pharmaceuticals Incorporated †	2,230	449,189
See accompanying notes to portfolio of investments

2  |  Wells Fargo Diversified Large Cap Growth Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Biohaven Pharmaceutical Holding Company †	3,690	$ 484,276
Horizon Therapeutics plc †	14,879	1,608,271
Natera Incorporated †	9,050	1,071,792
Regeneron Pharmaceuticals Incorporated †	1,996	1,344,106
United Therapeutics Corporation †	7,394	1,588,823
		7,622,607
Health care equipment & supplies: 4.47%
Abbott Laboratories	13,560	1,713,571
Boston Scientific Corporation †	31,022	1,400,643
Danaher Corporation	4,916	1,593,571
Edwards Lifesciences Corporation †	26,815	3,142,182
Hologic Incorporated †	15,216	1,204,346
Insulet Corporation †	5,800	1,727,298
Intuitive Surgical Incorporated †	145	152,766
Stryker Corporation	3,808	1,055,197
		11,989,574
Health care providers & services: 1.63%
Anthem Incorporated	3,642	1,366,223
CVS Health Corporation	16,112	1,391,916
Laboratory Corporation of America Holdings †	5,340	1,620,049
		4,378,188
Health care technology: 0.71%
Veeva Systems Incorporated Class A †	5,732	1,902,909
Life sciences tools & services: 1.45%
Agilent Technologies Incorporated	5,918	1,038,431
Bio-Techne Corporation	2,065	1,030,724
Repligen Corporation †	6,475	1,832,296
		3,901,451
Pharmaceuticals: 2.52%
Bristol-Myers Squibb Company	16,744	1,119,504
Johnson & Johnson	6,783	1,174,341
Pfizer Incorporated	32,864	1,514,044
Zoetis Incorporated	14,389	2,943,414
		6,751,303
Industrials: 7.08%
Aerospace & defense: 0.21%
HEICO Corporation	4,475	567,520
Air freight & logistics: 1.28%
FedEx Corporation	6,950	1,846,546
United Parcel Service Incorporated Class B	8,090	1,582,647
		3,429,193
Building products: 1.08%
Advanced Drainage Systems Incorporated	6,250	713,438
Masco Corporation	22,457	1,363,589
The AZEK Company Incorporated †	19,098	811,474
		2,888,501
See accompanying notes to portfolio of investments

Wells Fargo Diversified Large Cap Growth Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 0.80%
Copart Incorporated †	14,855	$ 2,143,874
Construction & engineering: 0.56%
EMCOR Group Incorporated	12,468	1,514,862
Electrical equipment: 0.95%
Generac Holdings Incorporated †	5,845	2,554,148
Machinery: 0.49%
Cummins Incorporated	5,585	1,317,948
Road & rail: 1.71%
J.B. Hunt Transport Services Incorporated	8,648	1,534,155
Norfolk Southern Corporation	6,081	1,541,777
TFI International Incorporated	7,165	810,362
Union Pacific Corporation	3,183	690,202
		4,576,496
Information technology: 38.24%
Electronic equipment, instruments & components: 1.11%
CDW Corporation of Delaware	7,446	1,493,742
Zebra Technologies Corporation Class A †	2,529	1,484,953
		2,978,695
IT services: 11.15%
Cloudflare Incorporated Class A †	13,132	1,585,558
Cognizant Technology Solutions Corporation Class A	15,835	1,208,369
Fidelity National Information Services Incorporated	1,380	176,323
Global Payments Incorporated	1,330	216,311
MasterCard Incorporated Class A	20,530	7,108,102
MongoDB Incorporated †	5,395	2,113,923
PayPal Holdings Incorporated †	21,053	6,077,159
Shopify Incorporated Class A †	835	1,273,191
Snowflake Incorporated Class A †	2,690	818,702
Square Incorporated Class A †	11,748	3,149,286
Twilio Incorporated Class A †	5,880	2,098,925
Visa Incorporated Class A	17,862	4,092,184
		29,918,033
Semiconductors & semiconductor equipment: 6.36%
Allegro MicroSystems Incorporated †	18,009	541,170
Applied Materials Incorporated	12,837	1,734,664
Enphase Energy Incorporated †	4,880	847,802
Intel Corporation	21,816	1,179,373
Microchip Technology Incorporated	21,347	3,359,164
Monolithic Power Systems Incorporated	3,470	1,717,407
NVIDIA Corporation	12,685	2,839,537
NXP Semiconductors NV	6,890	1,482,246
Qorvo Incorporated †	8,828	1,659,929
Texas Instruments Incorporated	8,980	1,714,372
		17,075,664
Software: 16.14%
Adobe Incorporated †	3,193	2,119,194
Atlassian Corporation plc Class A †	3,060	1,123,204
See accompanying notes to portfolio of investments

4  |  Wells Fargo Diversified Large Cap Growth Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Software (continued)
Avalara Incorporated †	3,420	$ 614,574
Crowdstrike Holdings Incorporated Class A †	2,010	564,810
Dynatrace Incorporated †	48,494	3,332,993
Fortinet Incorporated †	5,280	1,663,939
HubSpot Incorporated †	2,259	1,546,218
Microsoft Corporation	74,056	22,356,025
Oracle Corporation	21,674	1,931,804
Procore Technologies Incorporated †	752	68,206
RingCentral Incorporated Class A †	3,605	909,397
ServiceNow Incorporated †	5,945	3,826,440
Unity Software Incorporated †	11,673	1,479,553
Workday Incorporated Class A †	1,580	431,593
Zendesk Incorporated †	8,785	1,085,826
Zoom Video Communications Incorporated †	865	250,418
		43,304,194
Technology hardware, storage & peripherals: 3.48%
Apple Incorporated	61,422	9,325,702
Materials: 2.23%
Chemicals: 1.68%
Linde plc	14,297	4,497,693
Metals & mining: 0.55%
Reliance Steel & Aluminum Company	9,921	1,488,547
Real estate: 0.58%
Equity REITs: 0.58%
Weyerhaeuser Company	43,556	1,568,016
Total Common stocks (Cost $133,099,213)		266,774,220

		Yield
Short-term investments: 0.78%
Investment companies: 0.78%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	940,250	940,250
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	1,165,265	1,165,265
Total Short-term investments (Cost $2,105,515)				2,105,515
Total investments in securities (Cost $135,204,728)	100.20%			268,879,735
Other assets and liabilities, net	(0.20)			(547,014)
Total net assets	100.00%			$268,332,721

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Diversified Large Cap Growth Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$1,198,950	$3,282,815	$(3,541,515)	$0	$0	$940,250	940,250	$71#
Wells Fargo Government Money Market Fund Select Class	1,367,980	14,146,436	(14,349,151)	0	0	1,165,265	1,165,265	99
				$0	$0	$2,105,515		$170

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Wells Fargo Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Wells Fargo Diversified Large Cap Growth Portfolio  |  7

Notes to portfolio of investments—August 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$33,011,340	$0	$0	$33,011,340
Consumer discretionary	43,161,887	0	0	43,161,887
Consumer staples	2,350,121	0	0	2,350,121
Energy	2,308,611	0	0	2,308,611
Financials	20,247,143	0	0	20,247,143
Health care	36,546,032	0	0	36,546,032
Industrials	18,992,542	0	0	18,992,542
Information technology	102,602,288	0	0	102,602,288
Materials	5,986,240	0	0	5,986,240
Real estate	1,568,016	0	0	1,568,016
Short-term investments
Investment companies	2,105,515	0	0	2,105,515
Total assets	$268,879,735	$0	$0	$268,879,735
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

8  |  Wells Fargo Diversified Large Cap Growth Portfolio